SUBSEQUENT EVENTS (Details Narrative) (USD $)	9 Months Ended	12 Months Ended	0 Months Ended					3 Months Ended	0 Months Ended					2 Months Ended	0 Months Ended
	May 31, 2014	Aug. 31, 2013	Aug. 31, 2013 Subsequent Event - Consulting Agreement	Jun. 30, 2014 Subsequent Event - Consulting Agreement Consultant [Member]	Oct. 01, 2013 Jack Lifton, Director Subsequent Event	Dec. 08, 2013 Stock Options	Jun. 17, 2013 Stock Options	Feb. 28, 2014 Stock Options	Mar. 19, 2014 Stock Options Consultant [Member]	Feb. 19, 2014 Stock Options Consultant [Member]	Jan. 10, 2014 Stock Options Consultant [Member]	Nov. 25, 2013 Stock Options Consultant [Member]	Sep. 02, 2013 Stock Options Consultant [Member]	May 31, 2014 Stock Options Consultant [Member]	Oct. 01, 2013 Stock Options Jack Lifton, Director Subsequent Event
Stock based compensation	$ 719,000	$ 27,000		$ 4,000				$ 380,000	$ 10,500	$ 20,500	$ 10,500	$ 5,000		$ 12,000
Options granted	1,060,000			10,000		760,000	1,425,000		25,000	50,000	25,000	10,000	60,000	30,000	100,000
Exercise price of options granted				$ 0.30		$ 0.50			$ 0.41	$ 0.41	$ 0.42	$ 0.50	$ 0.30	$ 0.30	$ 0.50
Stock options expected term				5 years		10 years	5 years		5 years	5 years	5 years	5 years	5 years	5 years	5 years
Vesting terms				Vest Immediately					Vest Immediately	Vest Immediately	Vest Immediately	Vest Immediately	Vest 1/6 at the end of each month of consulting services	Vest Immediately
Annual compensation					10,000
In-person board meeting compensation					1,000
Telephonic board meeting compensation					500
Committee board meeting compensation					500
Term of consulting agreement			6 months
Frequency of payment			monthly
Retainer amount per month			7,000
Stock options granted per month			10,000
Total shares approved for consulting agreement			60,000
Expected dividend yield			0.00%	0.00%		0.00%			0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate			1.10%	1.62%		2.88%			1.56%	2.88%	2.88%	1.37%	1.62%
Expected volatility			304.00%	282.00%		297.00%			289.00%	291.00%	293.00%	298.00%	303.00%
Expected term			5 years	5 years		10 years			5 years	5 years	5 years	5 years	5 years	5 years
Vesting period			6 months										6 months
Fair value of options			$ 16,000										$ 16,000
Monthly expense amount to be recognized			$ 2,700										$ 2,700